Long-Term Debt (Table) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
Current portion of long-term debt	$ 203,882,125	$ 32,189,000
Long-term debt	0	169,096,000
Total long-term debt	$ 203,882,125	$ 201,285,000